Loans and Borrowings - Summary of Long-term Loans and Borrowings (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total long term debt		$ 89,900	$ 118,000
Unamortised debt issuance cost		769	1,257
Total long term debt		89,131	116,743
Current portion of long term debt		27,740	27,613
Long term debt		$ 61,391	89,130
Long term loan to finance acquisition of denali [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	3M USD Libor	3M USD Libor
Adjustment to interest rate basis	1.27%	1.27%
Final maturity (fiscal year)		2020
Total long term debt		$ 22,700	34,000
Long term loan to finance acquisition of health help [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		3M USD Libor
Adjustment to interest rate basis		0.95%
Final maturity (fiscal year)		2022
Total long term debt		$ 67,200	$ 84,000